UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02328

                       Boulder Growth & Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
               (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 444-5483


                      Date of fiscal year end: November 30


             Date of reporting period: July 1, 2005 - June 30, 2006


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


                                                               PROXY VOTING RECORD
                                                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006


                                                                                                    Matter
                                                                                                    Proposed Vote
                                                                                                    by       Cast   Vote     For
                                         Shldr                                                      Issuer   (Yes   (For     or
                 Ticker                 Meeting   Record    Mtg    Description of Matter to be      or       or     or       Against
Name of Issuer   Symbol      CUSIP       Date      Date     Type   Voted On                         Holder   No)    Against) Mngmnt

                                                                          Election of four (4)
H&R Block, Inc.  HRB      093671105     9/7/05    7/5/05   Annual      1  directors                 Issuer   Yes    For      For

                                                                          Approval of the H&R
                                                                          Block executive
                                                                          performance plan, as
                                                                       2  amended                   Issuer   Yes    Against  Against

                                                                          Ratification of
                                                                          appointment of KPMG LLP
                                                                          as independent
                                                                       3  accountants               Issuer   Yes    For      For


Sara Lee                                                                  Election of eleven (11)
Corporation      SLE      803111103    10/27/05   9/1/05   Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratification of
                                                                          appointment of
                                                                          PricewaterhouseCoopers
                                                                          LLP as registered
                                                                       2  public accountants        Issuer   Yes    For      For

                                                                          Approval of the 2005
                                                                          international employee
                                                                       3  stock purchase plan       Issuer   Yes    For      For

                                                                          Stockholder proposal
                                                                          regarding code of
                                                                       4  conduct                   Holder   Yes    Against  For

                                                                          Stockholder proposal
                                                                          regarding severance
                                                                       5  arrangements              Holder   Yes    Against  For

                                                                          Stockholder proposal
                                                                          regarding rights
                                                                       6  agreement                 Holder   Yes    Against  For


Prentiss                                                                  Approval of the
Properties                                                                agreement and plan of
Trust            PP       740706106    12/21/05   11/15/05 Special     1  merger                    Holder   Yes    Against  Against


Washington                                                                Election of six (6)
Mutual           WM       478160104     4/18/06   2/24/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Proposal to ratify the
                                                                          appointment of Deliotte
                                                                          & Touche LLP as the
                                                                          company's independent
                                                                       2  auditors for 2006         Issuer   Yes    For      For

                                                                          To approve the amended
                                                                          and restated 2003
                                                                          equity incentive plan,
                                                                          including an increase
                                                                          in the number of shares
                                                                          that may be subject to
                                                                       3  awards made thereunder    Issuer   Yes    For      For

                                                                          To approve the
                                                                          executive incentive
                                                                       4  compensation plan         Issuer   Yes    For      For

                                                                          To approve the company
                                                                          proposal to amend the
                                                                          articles of
                                                                          incorporation (as
                                                                          amended) to declassify
                                                                          the board of directors
                                                                          and establish annual
                                                                          elections for all
                                                                          company directors
                                                                          commencing with the
                                                                          2007 annual meeting,
                                                                          rather than the current
                                                                          staggered three-year
                                                                       5  terms                     Issuer   Yes    For      For

                                                                          Proposal relating to
                                                                          the disclosure of the
                                                                          company's political
                                                                       6  contributions             Holder   Yes    Against  For


F&C/Claymore
Total Return                                                              Vote for the election
Fund Common      FLC      338479108     4/21/06   1/30/06  Annual      1  on Morgan Gust            Issuer   Yes    For      For


F&C/Claymore
PFD SEC Income                                                            Vote for the election
FD-Common        FFC      338478100     4/21/06   1/30/06  Annual      1  on Morgan Gust            Issuer   Yes    For      For


Merck & Co.,                                                              Election of twelve (12)
Inc.             MRK      589331107     4/25/06   2/24/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratification of the
                                                                          appointment of the
                                                                          company's independent
                                                                          registered public
                                                                       2  accounting firm for 2006  Issuer   Yes    For      For

                                                                          Proposal to adopt the
                                                                       3  2007 incentive plan       Issuer   Yes    For      For

                                                                          Proposal to adopt the
                                                                          2006 non-employee
                                                                          directors stock option
                                                                       4  plan                      Issuer   Yes    Against  Against

                                                                          Proposal concerning
                                                                       5  stock option awards       Holder   Yes    Against  For

                                                                          Stockholder proposal
                                                                          concerning non-director
                                                                       6  shareholder votes         Holder   Yes    Against  Against

                                                                          Proposal concerning an
                                                                          animal welfare policy
                                                                       7  report                    Holder   Yes    Against  For


Anheuser-Busch                                                            Election of five (5)
Companies, Inc.  BUD      035229103     4/26/06   2/28/06  Anuual      1  directors                 Issuer   Yes    For      For

                                                                          Amendment of the
                                                                          restated certifcate of
                                                                       2  incorporation             Issuer   Yes    For      For

                                                                          Approval of 2006
                                                                          restricted stock plan
                                                                          for non-employee
                                                                       3  directors                 Issuer   Yes    For      For

                                                                          Approval of independent
                                                                          registered public
                                                                       4  accounting firm           Issuer   Yes    For      For


                                                                          Election of four (4)
Eaton            ETN      278058102     4/26/06   2/27/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratification of the
                                                                          appointment of Ernst &
                                                                          Young LLP as
                                                                          independent auditor for
                                                                       2  2006                      Issuer   Yes    For      For


Johnson &                                                                 Election of thirteen
Johnson          JNJ      478160104     4/27/06   2/28/06  Annual      1  (13) directors            Issuer   Yes    For      For

                                                                          Approval of amendments
                                                                          to the restated
                                                                          certificate of
                                                                       2  incorporation             Issuer   Yes    For      For

                                                                          Ratification of
                                                                          appointment of PWC as
                                                                          independent registered
                                                                       3  public accounting firm    Issuer   Yes    For      For

                                                                          Proposal on charitable
                                                                       4  contributions             Holder   Yes    Against  For

                                                                          Proposal on majority
                                                                          voting requirements for
                                                                       5  director nominees         Holder   Yes    For      Against


                                                                          Election of thirteen
Pfizer Inc.      PFE      717081103     4/27/06   3/1/06   Annual      1  (13) directors            Issuer   Yes    For      For

                                                                          Appointment of KPMG as
                                                                          independent registered
                                                                       2  accounting firm           Issuer   Yes    For      For

                                                                          Proposal to amend
                                                                          company's restated
                                                                          certificate of
                                                                          incorporation to
                                                                          eliminate supermajority
                                                                          vote requirements and
                                                                       3  fair price provision      Issuer   Yes    For      For

                                                                          Proposal relating to
                                                                          term limits for
                                                                       4  directors                 Holder   Yes    Against  For

                                                                          Proposal requesting
                                                                          reporting on
                                                                          pharmaceutical price
                                                                       5  restraint                 Holder   Yes    Against  For

                                                                          Proposal relating to
                                                                       6  cumulative voting         Holder   Yes    Against  For

                                                                          Proposal requesting
                                                                          separation of roles of
                                                                       7  chairman and CEO          Holder   Yes    For      Against

                                                                          Proposal requesting a
                                                                          report on political
                                                                       8  contributions             Holder   Yes    Against  For

                                                                          Proposal requesting a
                                                                          report on feasibility
                                                                          of amending corporate
                                                                          policy on laboratory
                                                                       9  animal care and use       Holder   Yes    Against  For

                                                                          Proposal requesting
                                                                          justification for
                                                                          financial contributions
                                                                          which advance
                                                                          animal-based testing
                                                                      10  methodologies             Holder   Yes    Against  For


Pan Pacific
Properties,                                                               Election of four (4)
Inc.             PNP      69806L104     4/28/06   2/16/06  Annual      1  directors                 Issuer   Yes    For      For


Brandywine                                                                Election of ten (10)
Realty Trust     BDN      105368203     5/2/06    3/23/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratification of the
                                                                          audit committee's
                                                                          appointment of
                                                                          Pricewaterhousecoopers
                                                                          LLP as independent
                                                                          registered public
                                                                       2  accounting firm           Issuer   Yes    For      For


Bristol-Myers                                                             Election of nine (9)
Squibb Company   BMY      110122108     5/2/06    3/6/06   Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratification of
                                                                          independent registered
                                                                       2  public accounting firm    Issuer   Yes    For      For

                                                                          Executive compensation
                                                                       3  disclosure                Issuer   Yes    For      For

                                                                       4  Cumulative voting         Holder   Yes    Against  For

                                                                       5  Recoupment                Issuer   Yes    Against  Against

                                                                       6  Animal Treatment          Holder   Yes    Against  For

                                                                       7  Term Limits               Holder   Yes    Against  For


Berkshire                                                                 Election of eleven (11)
Hathaway Inc.    BRK/A    084670108     5/6/06    3/8/06   Annual      1  directors                 Issuer    Yes   For      For


Berkshire
Hathaway Inc.,                                                            Election of eleven (11)
Class B          BRK/B    084670207     5/6/06    3/8/06   Annual      1  directors                 Issuer    Yes   For      For


Avalon Bay
Communities,                                                              Election of nine (9)
Inc.             AVB      053484101     5/17/06   3/8/06   Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratify the selection of
                                                                          Ernst & Young LLP as
                                                                          the company's
                                                                          independent auditors
                                                                       2  for the YE 2006           Issuer   Yes    For      For


Archstone-Smith                                                           Election of ten (10)
Trust            ASN      039583109     5/17/06   3/27/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          appointment of KPMG LLP
                                                                          as auditors for the
                                                                       2  current fiscal year       Issuer   Yes    For      For


First
Industrial
Realty Trust,                                                             Election of four (4)
Inc.             FR       32054K103     5/17/06   3/21/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Approval of amendment 1
                                                                          (one) to the 2001 stock
                                                                       2  incentive plan            Issuer   Yes    For      For

                                                                          Ratification of the
                                                                          appointment of
                                                                          Pricewaterhousecoopers
                                                                          LLP as independent
                                                                          registered public
                                                                       3  accounting firm           Issuer   Yes    For      For


The First
American                                                                  Election of fourteen
Corporation      FAF      318522307     5/18/06   3/21/06  Annual      1  (14) directors            Issuer   Yes    For      For

                                                                          Approval of the 2006
                                                                          incentive compensation
                                                                       2  plan                      Issuer   Yes    For      For


Marsh &
McLennan                                                                  Election of three (3)
Companies, Inc   MMC      571748102     5/18/06   3/20/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratification of
                                                                          selection of
                                                                          independent registered
                                                                       2  public accounting firm    Issuer   Yes    For      For

                                                                          Director election
                                                                       3  voting standard           Holder   Yes    For      Against

                                                                          Political contribution
                                                                       4  disclosure                Holder   Yes    Against  For


HRPT
Properties                                                                Election of two (2)
Trust            HRP      40426W101     5/23/06   3/24/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Approve amendments to
                                                                          our declaration of
                                                                          trust that increase
                                                                          certain beneficial
                                                                          ownership limitations
                                                                          from 8.5% - 9.8% of the
                                                                          value of our total
                                                                       2  shares outstanding.       Issuer   Yes    Against  Against

                                                                          Approve an amendment to
                                                                          our declaration of
                                                                          trust that will provide
                                                                          the board of trustees
                                                                          w/ the power to amend
                                                                       3  to change name.           Issuer   Yes    Against  Against

                                                                          Approve an amendment to
                                                                          our declaration of
                                                                          trust that permits us
                                                                          to issue shares w/o
                                                                       4  certificates              Issuer   Yes    Against  Against

                                                                          Approve an amendment to
                                                                          our declaration of
                                                                          trust to remove our
                                                                          obligation to deliver
                                                                          certain reports to our
                                                                       5  shareholders              Issuer   Abstai Abstain  Abstain

                                                                          Approve the adjournment
                                                                          or postponement of the
                                                                          meeting, if necessary
                                                                          to solicit additional
                                                                          proxies if there are
                                                                          insufficient votes to
                                                                       6  approve items 2 - 5       Issuer   AbstainAbstain  Abstain


Sun
Communities,                                                              Election of two (2)
Inc.             SUI      866674104     5/25/06   4/12/06  Annual      1  directors                 Issuer   Yes    For      For


Wal-mart                                                                  Election of thirteen
Stores, Inc.     WMT      931142103     6/2/06    4/5/06   Annual      1  (13) directors            Issuer   Yes    For      For

                                                                          Ratification of
                                                                       2  independent accountants   Issuer   Yes    For      For

                                                                          Proposal regarding
                                                                       3  humane poultry slaughter  Holder   Yes    Against  For

                                                                          Proposal regarding a
                                                                          political contributions
                                                                       4  report                    Holder   Yes    Against  For

                                                                          Proposal regarding a
                                                                          director election
                                                                       5  majority vote standard    Holder   Yes    Against  For

                                                                          Proposal regarding a
                                                                       6  sustainability report     Holder   Yes    Against  For

                                                                          Proposal regarding
                                                                       7  compensation disparity    Holder   Yes    Against  For

                                                                          Proposal regarding an
                                                                          equity compensation
                                                                       8  glass ceiling report      Holder   Yes    Against  For



Caterpillar                                                               Election of four (4)
Inc.             CAT      149123101     6/14/06   4/17/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Amend Articles of
                                                                       2  Incorporation             Issuer   Yes    Against  Against

                                                                          Approve long-term
                                                                       3  incentive plan            Issuer   AbstainAbstain  Abstain

                                                                          Approve short-term
                                                                       4  incentive plan            Issuer   Yes    Against  Against

                                                                       5  Ratify auditors           Issuer   Yes    For      For

                                                                       6  Declassify board          Holder   Yes    For      Against

                                                                       7  Separate CEO & Chair      Holder   Yes    For      Against

                                                                       8  Majority vote standard    Holder   Yes    For      Against


Regency
Centers                                                                   Election of eleven (11)
Corporation      REG      758849103     5/2/06    3/17/06  Annual      1  directors                 Issuer   No

                                                                          Ratification of
                                                                          appointment of KPMG LLP
                                                                          as independent
                                                                          registered public
                                                                       2  accounting company        Issuer   No


Floating Rate,
Inc. Strat Fd                                                             Election of seven (7)
II, Inc.         FRB      339736100     8/15/06   6/2/06   Special     1  directors                 Issuer   Yes    For      For

                                                                          To approve a new
                                                                          investment advisory
                                                                          agreement with Black
                                                                       2  rock Advisors, Inc.       Issuer   Yes    For      For

                                                                          To approve a contingent
                                                                          subadvisory with
                                                                       3  Blackrock Advisors, Inc.  Issuer   Yes    For      For


Floating Rate
Income
Stratagies                                                                Election of seven (7)
FD-Com           FRA      339735102     8/15/06   6/2/06   Special     1  directors                 Issuer   Yes    For      For

                                                                          Approve a new
                                                                          investment advisory
                                                                          agreement w/ Blackrock
                                                                       2  Advisors, Inc.            Issuer   Yes    For      For

                                                                          Approve a contingent
                                                                          subadvisory agreement
                                                                          w/ Blackrock Advisors,
                                                                       3  Inc.                      Issuer   Yes    For      For


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant      Boulder Growth & Income Fund, Inc.

By (Signature and Title)* /s/ Stephen C. Miller

                          Stephen C. Miller, President
                          (Principal Executive Officer)

*Print the name and title of each signing officer under his or her signature.